Average Annual Total Returns	12 Months Ended	57 Months Ended	58 Months Ended		60 Months Ended	91 Months Ended		112 Months Ended				120 Months Ended	140 Months Ended	297 Months Ended	480 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [4]	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	[5]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(1.00%)	[1]	(0.33%)	1.08%	[2]	1.39%	[3]			1.35%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.19%		7.09%	[1]	4.20%			5.53%	[3]			5.16%
Lipper Global High Yield Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	7.81%	7.06%			3.28%					4.46%		4.08%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.20%				4.03%	4.55%	[2]					5.08%
T. Rowe Price High Yield Fund, Inc.- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.59%				3.51%							4.59%
Performance Inception Date															Dec. 31, 1984
T. Rowe Price High Yield Fund, Inc.- Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.79%				1.06%							2.09%
T. Rowe Price High Yield Fund, Inc.- Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.85%				1.60%							2.38%
T. Rowe Price High Yield Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.67%				3.61%			497.00%
Performance Inception Date								Aug. 28, 2015
T. Rowe Price High Yield Fund-Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.24%				3.18%							4.30%
Performance Inception Date														Mar. 31, 2000
T. Rowe Price High Yield Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.34%		7.42%
Performance Inception Date			Mar. 16, 2020
T. Rowe Price U.S. High Yield Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.44%				3.53%							5.19% [6]
Performance Inception Date													Apr. 30, 2013
T. Rowe Price U.S. High Yield Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.27%				3.39%	4.22%
Performance Inception Date						May 19, 2017
T. Rowe Price U.S. High Yield Fund-Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.11%				3.23%							4.90%
Performance Inception Date													Apr. 30, 2013
T. Rowe Price U.S. High Yield Fund-Advisor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.00%				0.51%							2.26%
T. Rowe Price U.S. High Yield Fund-Advisor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.75%				1.27%							2.58%

[1]	Return since 3/16/20.
[2]	Return since 5/19/17.
[3]	Return since 8/28/15.
[4]	Return since 3/31/20.
[5]	Return since 8/31/15.
[6]	Reflects the performance information from the inception date of the Predecessor Fund (April 30, 2013).